Intangible Assets, Net (Finite-lived Intangible Assets by Major Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Cost	$ 8,179	$ 7,412
Accumulated Amortization	(6,665)	(6,063)
Net Value	1,514	1,349
Copyright [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	3,161	3,213
Accumulated Amortization	(3,161)	(3,213)
Net Value	0	0
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,958	2,105
Accumulated Amortization	(1,563)	(898)
Net Value	1,395	1,207
Domain names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,344	1,366
Accumulated Amortization	(1,314)	(1,330)
Net Value	30	36
Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	573	583
Accumulated Amortization	(573)	(583)
Net Value	0	0
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	143	145
Accumulated Amortization	(54)	(39)
Net Value	$ 89	$ 106